Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	4 Months Ended	9 Months Ended	10 Months Ended
	Feb. 19, 2021	Aug. 26, 2020	Feb. 19, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 20, 2020	Feb. 19, 2019
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)				$ 0.00001	$ 0.00001	$ 0.00001
Gross proceeds			$ 201,300,000
Net proceeds					$ 201,300,000
Aggregate cash proceeds					$ 100,000,000
Entity Incorporation, Date of Incorporation					Feb. 27, 2020
Accumulated deficit				$ (13,006,000)	$ (37,177,000)	$ (13,006,000)
Cash and cash equivalents				$ 3,410,000	26,384,000	3,410,000	$ 3,449,000
Proceeds from Issuance of Convertible Preferred Stock					44,500,000	$ 44,500,000
Working capital deficit					$ 1,800,000
FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)					$ 10.00
Percentage of fair market value				80.00%	80.00%
Ownership percentage				50.00%	50.00%	50.00%
Public price per share (in Dollars per share)				$ 10.00	$ 10.00
Net tangible assets				$ 5,000,001	$ 5,000,001	$ 5,000,001
Percentage of restricted redeeming shares				20.00%	20.00%	20.00%
Share price (in Dollars per share)					$ 10.00
Business combination agreement, description				the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”)
Conditions to closing description					Under the Merger Agreement, the obligations of the parties to consummate the Merger are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, without limitation: (i) the approval and adoption of the Merger Agreement and transactions contemplated thereby by requisite vote of the Company’s stockholders (the “Company Stockholder Approval”) and Pardes’ stockholders (the “Pardes Stockholder Approval”); (ii) the receipt of consents or approvals from the applicable governmental, regulatory or administrative authorities; (iii) the aggregate cash proceeds from Company’s trust account, together with the proceeds from the Subscriptions (as defined below), equaling no less than $100,000,000 (after deducting any amounts paid to Company stockholders that exercise their redemption rights in connection with the Merger and net of the Company’s unpaid liabilities), (iv) (A) the representations and warranties of the Company, Pardes and Merger Sub contained in the Merger Agreement (other than each party’s respective Fundamental Representations, as defined in the Merger Agreement) being true and correct as of the date of the Merger Agreement and as of the Closing Date, except for any failure to be true and correct that would not have or reasonably be expected to have a Material Adverse Effect (as defined in the Merger Agreement) and (B) each party’s respective Fundamental Representations being true and correct as of the date of the Merger Agreement and as of the Closing Date, except for de minimis inaccuracies; (v) the absence of a Material Adverse Effect since the date of the Merger Agreement; (vi) the Company has not redeemed the Class A Common Stock of the Company in an amount that would cause the Company to have net tangible assets of less than $5,000,001; and (vii) the Company’s initial listing application with Nasdaq in connection with the Merger has been conditionallyapproved and, immediately following the effective time of the Merger, the Company has satisfied any applicable initial and continuing listing requirements of Nasdaq, and the Company has not received any notice of non-compliance therewith, and the shares of the Company’s Class A Common Stock has been approved for listing on Nasdaq.
Tax obligations					$ 149,000
Loan proceeds					200,000
Accumulated deficit				$ (1,032)	(8,959,097)	$ (1,032)
Cash and cash equivalents				$ 8,800	48,330	$ 8,800	$ 16,800
FS DEVELOPMENT CORP. II | Liquidity And Capital Resources [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash					$ 48,000
Business Acquisition [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Company's obligation to redeemed, percentage				100.00%	100.00%	100.00%
Business combination, description				If the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Public Offering or during any extended period of time that the Company may have to consummate a Business Combination as a result of an amendment to the Certificate of Incorporation (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right toreceive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or February 19, 2023, or during any extended period of time that the Company may have toconsummate a Business Combination as a result of an amendment to the Certificate of Incorporation (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Initial Public Offering [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	20,125,000		20,125,000
Share price per share (in Dollars per share)	$ 10.00		$ 10.00
Gross proceeds			$ 201,300,000
Offering costs	$ 11,500,000		11,500,000
Deferred underwriting commission			$ 7,000,000.0
Payment to offering cost					$ 25,000
Accumulated deficit					$ 5,400,000
Over-Allotment Option [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	2,625,000		2,625,000	11,500,000		11,500,000
Sale of shares (in Shares)				430,000
Private Placement [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		400,000							602,500
Share price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00
Gross proceeds	$ 6,000,000.0	$ 4.0
Proposed Public Offering [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)				10,000,000		10,000,000
Share price per share (in Dollars per share)				$ 10.00		$ 10.00
Sale of per share price (in Dollars per share)				$ 10.00		$ 10.00
Public Shares [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)	$ 10.00		10.00
Private Placement Shares [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)					$ 10.00
Gross proceeds					$ 6,000,000.0
Common Class A [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)				10,000,000		10,000,000
Common stock par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Share price per share (in Dollars per share)				$ 10.00	$ 10.00	$ 10.00
Exchange shares (in Shares)					32,500,000
Sale of shares (in Shares)				400,000
Common Class A [Member] | Over-Allotment Option [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	2,625,000		2,625,000	1,500,000		1,500,000
Common Class A [Member] | Private Placement [Member] | FS DEVELOPMENT CORP. II
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)					602,500